Schedule of Numerators and Denominators Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (4,253)	$ (3,798)
Net loss attributable to non-controlling interest	17
Dividends declared on Series A Preferred Shares	(69)
Loss attributable to Fundamental Global common shareholders from continuing operations	$ (4,305)	$ (3,798)
Weighted average common shares outstanding - Basic	16,744	9,422
Weighted average common shares outstanding - Diluted	16,744	9,422
Continuing operations - basic	$ (0.26)	$ (0.42)
Continuing operations - diluted	$ (0.26)	$ (0.42)